VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Variable Interest Entities ("VIEs") [Abstract]
Schedule of Variable Interest Entities

The following table presents the carrying amounts of assets and liabilities in the condensed consolidated balance sheet related to the VIEs as of March 31, 2016:

Condensed Consolidated Balance Sheet
Investments in Affiliated Companies	$281,363

The following table presents the carrying amounts of assets and liabilities in the balance sheet related to the VIEs described above as of December 31, 2015 and 2014:

Consolidated Balance Sheet as of December 31,	2015	2014
Investments in Affiliated Companies	$271,618	$276,856

Schedule of Variable Interest Entities Liability in Condensed Consolidated Balance Sheet to Maximum Exposure to Loss

The table below compares the Company’s liability in the condensed consolidated balance sheet to the maximum exposure to loss at March 31, 2016:

	Condensed Consolidated Balance Sheet	Maximum Exposure to Loss
Other Liabilities	$-	$329,500

The table below compares the Company’s liability in the consolidated balance sheet to the maximum exposure to loss at December 31, 2015:

	Consolidated Balance Sheet	Maximum Exposure to Loss
Other Liabilities	$-	$327,300